STOCK OPTIONS AND WARRANTS (Details) - Warrants [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Shares Outstanding, Beginning balance	12,926,506	8,561,476	4,194,236
Number of Shares Outstanding, Granted		9,748,252	7,524,933
Number of Shares Outstanding, Forfeited		0
Number of Shares Outstanding, Exercised		(4,874,126)	(3,152,386)
Number of Shares Outstanding, Expired		(509,096)	(5,307)
Number of Shares Outstanding, Ending balance	12,926,506	12,926,506	8,561,476
Number of Shares Outstanding, Exercisable	12,913,172	12,913,172
Weighted Average Exercise Price Outstanding, Beginning balance	$ 2.63	$ 3.91	$ 8.31
Weighted Average Exercise Price, Granted		0.95	1.65
Weighted Average Exercise Price Outstanding, Ending balance	2.63	2.63	$ 3.91
Weighted Average Exercise Price, Exercisable	$ 2.63	$ 2.63
Weighted Average Remaining Contractual Term Outstanding, Beginning	3 years 2 months 26 days	4 years 7 months 20 days	5 years 14 days
Weighted Average Remaining Contractual Term, Granted			5 years 1 month 17 days
Weighted Average Remaining Contractual Term Outstanding, Ending	2 years 11 months 26 days	3 years 2 months 26 days	4 years 7 months 20 days
Weighted Average Remaining Contractual Term Exercisable	3 years	3 years 2 months 26 days
Aggregate Intrinsic Value Outstanding, Beginning balance	$ 8,920	$ 18,801	$ 2,562,600
Aggregate Intrinsic Value Outstanding, Ending balance	5,814	8,920	$ 18,801
Aggregate Intrinsic Value Outstanding, Exercisable	$ 0	$ 8,920